Average Annual Total Returns{- Fidelity ZERO Extended Market Index Fund} - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-04 - Fidelity ZERO Extended Market Index Fund
	Fidelity ZERO Extended Market Index Fund Return Before Taxes Past 1 year	Fidelity ZERO Extended Market Index Fund Return Before Taxes Since Inception		Fidelity ZERO Extended Market Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO Extended Market Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO Extended Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO Extended Market Index Fund After Taxes on Distributions and Sales Since Inception		IXYST Past 1 year	IXYST Since Inception
Total	26.51%	2.57%	[1]	25.81%	2.02%	[1]	15.92%	1.82%	[1]	26.32%	2.50%	[1]

[1]	(a)From September 13, 2018